As filed with the Securities and Exchange Commission on February 18, 2011
Securities Act File No. 33-41913
Investment Company Act File No. 811-06367

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 29	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 30	☑

GABELLI EQUITY SERIES FUNDS, INC
(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1- 800-422-3554
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center,
Rye, New York 10580-1422
(Name and Address of Agent for Service)
Copies to:

Peter D. Goldstein, Esq.	Richard T. Prins, Esq.
Gabelli Equity Series Funds, Inc.	Skadden, Arps, Slate, Meagher & Flom
One Corporate Center	Four Times Square
Rye, New York 10580-1422	New York, New York 10036
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b); or

☑	on February 18, 2011 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI EQUITY SERIES FUNDS, INC, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 17th day of February, 2011.

GABELLI EQUITY SERIES FUNDS, INC.
By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 29 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Director and Chairman of the Board	February 17, 2011

/s/ Bruce N. Alpert Bruce N. Alpert	Principal Executive Officer and President	February 17, 2011

/s/ Agnes Mullady Agnes Mullady	Principal Financial Officer and Treasurer	February 17, 2011

John D. Gabelli* John D. Gabelli	Director	February 17, 2011

Anthony J. Colavita* Anthony J. Colavita	Director	February 17, 2011

Vincent D. Enright* Vincent D. Enright	Director	February 17, 2011

Robert J. Morrissey* Robert J. Morrissey	Director	February 17, 2011

Kuni Nakamura* Kuni Nakamura	Director	February 17, 2011

Anthony R. Pustorino* Anthony R. Pustorino	Director	February 17, 2011

Anthonie C. van Ekris* Anthonie C. van Ekris	Director	February 17, 2011

Salvatore J. Zizza* Salvatore J. Zizza	Director	February 17, 2011

*By:	/s/ Bruce N. Alpert Bruce N. Alpert
Attorney-in-fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase